OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2017
Other Current Assets [Abstract]
Schedule of Other Current Assets [Table Text Block]	Other current assets consist of the following:
	September 30,
	2016	2017
	RMB	RMB

Advances to staff for business use	1,594	1,249
Deposits for rental	3	3
Others	92	74

	1,689	1,326